Shareholder Report, Holdings (Details) - C000032269	Jun. 30, 2026
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dover Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Technology ServicesBNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Producer ManufacturingBNY-260003108
Holdings [Line Items]
Percent of Net Asset Value	11.10%
FinanceBNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health TechnologyBNY-377322102
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Industrial ServicesBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Retail TradeBNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Non-DurablesBNY-BYQQ3P5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
UtilitiesBNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	8.30%